Prepayments	6 Months Ended
Sep. 30, 2021
Prepayments
Prepayments

6.Prepayments

Prepayments consisted of the following:

	As of
	September 30, 2021	March 31, 2021
Prepaid service fees	$2,787,311	$1,708,093
Prepaid insurance fee	116,222	68,110
Prepaid legal service fee	—	8,334
Total	$2,903,533	$1,784,537

Prepaid service fees consist of prepayment of telecommunications service fee and resource usage fee to colleges and universities in order to access the online course resources of these institutions. The prepayments are generally short-term in nature and are amortized over the related service period.